WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED FEBRUARY 15, 2013

TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

THE FUNDS LISTED IN

SCHEDULE A

The principal address of each of the funds listed in the attached Schedule A and the address of each fund’s Directors is:

100 International Drive, Baltimore, MD 21202.

The following paragraph supplements and replaces any information to the contrary on the cover page of the Statement of Additional Information for each of the funds listed in the attached Schedule A:

Additional information about each fund’s investments is available in the funds’ annual and semi-annual reports to shareholders. Each annual report contains financial statements that are incorporated herein by reference. The unaudited financial statements for Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund and Western Asset Inflation Indexed Plus Bond Fund are incorporated herein by reference to the semi-annual reports to shareholders of such funds. Each fund’s Prospectus and copies of the annual and semi-annual reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the funds’ distributor to sell shares of the funds (each called a “Service Agent”), by writing the Corporation at 100 First Stamford Place, Attn: Shareholder Services - 5th Floor, Stamford, Connecticut 06902, by calling 1-877-721-1926, by sending an e-mail request to prospectus@leggmason.com, or by visiting the fund’s website at http://www.leggmason.com/individualinvestors. Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), serves as the funds’ sole and exclusive distributor.

SCHEDULE A

WESTERN ASSET FUNDS, INC.

Fund	Date of SAI
Western Asset Core Bond Fund	October 3, 2012
Western Asset Core Plus Bond Fund	October 3, 2012
Western Asset Enhanced Equity Fund	October 3, 2012
Western Asset Global Government Bond Fund	October 3, 2012
Western Asset Global Multi-Sector Fund	October 3, 2012
Western Asset High Yield Fund	October 3, 2012
Western Asset Inflation Indexed Plus Bond Fund	October 3, 2012
Western Asset Intermediate Bond Fund	October 3, 2012
Western Asset Total Return Unconstrained Fund	October 3, 2012

Please retain this supplement for future reference.

WASX015344